Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31,	December 31,
	2024	2023
Cash	$22,106	$42,714
Restricted cash	530	712
Trade and other receivables	5,499	19,108
Accounts payable and accrued liabilities (including non-current)	31,270	32,163
Total debt	92,280	75,000

Disclosure of liquidity risk [Table Text Block]
	Less than	6 months
	6 months	to 1 year	1 to 3 years	Over 3 years
Accounts payable and accrued
liabilities (note 10)	$31,270	$-	$-	$-
Debt (note 11)	21,030	53,750	17,500	-
Commitments (note 20)	4,319	514	31	10
Total	$56,619	$54,264	$17,531	$10